COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
CONTINGENCIES

The Company is a party to routine claims and lawsuits with respect to various matters. The Company provides for costs related to contingencies when a loss is probable and the amount is reasonably estimable. After conferring with counsel, it is the opinion of management that the ultimate resolution of pending claims will not have a material adverse effect on the consolidated financial condition, results of operations, or liquidity of the Company.

COMMITMENTS AND CONTINGENCIES
Supply Agreements
Westmoreland Partners, which owns ROVA, has two coal supply agreements with TECO Coal Corporation, or TECO, that includes minimum purchase requirements. At the current pricing, Westmoreland Partners is obligated to pay TECO $17.9 million for 2014 and $2.9 million for 2015.
Leases
The following shows the gross value and accumulated amortization of property, plant and equipment and mine development assets under capital leases related primarily to the leasing of mining equipment:

	2013	2012
	(In thousands)
Gross value	$24,982	$34,677
Accumulated amortization	11,983	15,887

Future minimum capital and operating lease payments as of December 31, 2013, are as follows:

	Capital Leases	Operating Leases
	(In thousands)
2014	$5,949	$7,896
2015	2,419	5,156
2016	1,548	2,584
2017	495	1,256
2018	316	515
Thereafter	—	—
Total minimum lease payments	10,727	$17,407
Less imputed interest	(574)
Present value of minimum capital lease payments	$10,153

Rental expense under operating leases during the years ended December 31, 2013, 2012 and 2011 totaled $11.8 million, $9.5 million and $7.7 million, respectively.
The Company leases certain of its coal reserves from third parties and pays royalties based on either a per ton rate or as a percentage of revenues received. Royalties charged to expense under all such lease agreements amounted to $43.6 million, $40.1 million and $38.8 million in the years ended December 31, 2013, 2012 and 2011, respectively.
At December 31, 2013, the Company had fuel supply contracts outstanding with a minimum purchase requirement of 4.0 million gallons of diesel fuel per year. These contracts qualify for the normal purchase normal sale exception under hedge accounting.
Contingencies
The Company is a party to numerous claims and lawsuits with respect to various matters. The Company provides for costs related to contingencies when a loss is probable and the amount is reasonably estimable. After conferring with counsel, it is the opinion of management that the ultimate resolution of pending claims will not have a material adverse effect on the consolidated financial condition, results of operations, or liquidity of the Company.